Annual Fund Operating Expenses (Vanguard STAR Fund - Investor Shares, Vanguard STAR Fund)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund - Investor Shares | Vanguard STAR Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%